DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS AND LIQUIDITY (Details Narrative) - USD ($)				9 Months Ended		11 Months Ended	12 Months Ended
	Aug. 18, 2023	May 18, 2023	Feb. 23, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	May 23, 2024	Aug. 14, 2023	Jul. 13, 2023	Jun. 28, 2023	Apr. 19, 2023	Apr. 13, 2023	Feb. 22, 2022
Purchase price, per unit				$ 10.89			$ 10.25
Proceeds from sale of private units					$ 14,645,000		$ 14,645,000
Deferred Underwriting fee payable							10,812,500				$ 10,812,500
Deferred underwriting fee payable contingent upon consummation of a business combination								$ 10,812,500
Deferred underwriting discount											$ 10,812,500
Cash deposited to Trust Account					$ 294,687,500		$ 294,687,500
Threshold minimum aggregate fair market value as a percentage of net assets held in trust account				80.00%			80.00%
Percentage of outstanding voting securities of target				50.00%			50.00%
Minimum net tangible assets upon consummation of business combination				$ 5,000,001			$ 5,000,001
Threshold percentage of public shares subject to redemption without company's prior written consent				15.00%			15.00%
Percentage obligation to redeem public shares				100.00%			100.00%
Aggregate true-up payment amount	$ 632,968
Fees payable to CCM in cash													$ 300,000
Maximum net interest to pay dissolution expenses				$ 100,000			$ 100,000
Cash				280			497,259
Securities held in trust account				19,640,501			299,004,083
Working capital deficit				62,954			797,229
Interest earned on investments held in Trust Account				$ 5,552,545			$ 4,316,583
Months to complete business combination							15 months
Equiniti Trust Company LLc [Member]
Purchase price, per unit												$ 0.02
Share price									$ 10.57
Equiniti Trust Company LLc [Member] | Minimum [Member]
Share price									0.02
Equiniti Trust Company LLc [Member] | Maximum [Member]
Share price									$ 10.55
Common Stock [Member]
Sale of Units, net of underwriting discounts (in shares)		26,946,271
Purchase price, per unit		$ 10.55
Aggregate purchase price		$ 284,000,000
IPO [Member]
Purchase price, per unit				$ 10.25										$ 10.25
Offering costs				$ 16,418,580			$ 16,418,580
Underwriting fees				5,000,000			5,000,000
Deferred Underwriting fee payable				10,812,500			10,812,500
Other costs				$ 606,080			$ 606,080
Cash deposited to Trust Account			$ 294,687,500
Share price			$ 10.00
IPO [Member] | Private Placement Warrants [Member]
Sale of Private Placement Warrants (in shares)			9,138,333
Price of warrant			$ 1.50
Proceeds from sale of private units			$ 13,707,500
Over-Allotment Option [Member]
Gross proceeds			$ 37,500,000
Sale of Units, net of underwriting discounts (in shares)			3,750,000
Private Placement [Member] | Private Placement Warrants [Member]
Sale of Private Placement Warrants (in shares)			9,763,333
Price of warrant			$ 1.50
Proceeds from sale of private units			$ 14,645,000
Private Placement [Member] | Private Placement Warrants [Member] | Sponsor [Member]
Sale of Private Placement Warrants (in shares)			625,000
Proceeds from sale of private units			$ 937,500
Common Class A [Member]
Advisory fees payable in shares number of shares										80,000			50,000
Common Class A [Member] | IPO [Member]
Sale of Units, net of underwriting discounts (in shares)			25,000,000
Purchase price, per unit			$ 10.00
Gross proceeds			$ 250,000,000
Common Class B [Member]
Ordinary shares cancelled		7,187,500
Convertible Ordinary shares		7,187,500